Organization and Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business	Organization and Business
Cottonwood Communities, Inc. (the "Company," we," "our," or "us") is a Maryland corporation and a real estate investment trust ("REIT"). The Company is the sole general partner of Cottonwood Communities O.P., LP, a Delaware limited partnership (the “Operating Partnership”). Unless the context indicates otherwise, the “Company,” “we,” “our” or “us” refers to Cottonwood Communities, Inc. and its consolidated subsidiaries, including the Operating Partnership. We invest in stabilized multifamily apartment communities and other real estate related assets, such as mezzanine loans and preferred equity investments in multifamily apartment community developments, throughout the United States. Substantially all of our business is conducted through the Operating Partnership.

We have registered $750,000,000 in shares in the Offering, consisting of $675,000,000 of shares of common stock offered in our primary offering and $75,000,000 in shares of common stock pursuant to the DRP Offering at a purchase price of $10.00 per share (with discounts available to certain categories of purchasers) in both the primary and DRP Offering. Common stock has two classes, Class A and Class T. The share classes have a different selling commission structure; however, these offering-related expenses are being paid by our advisor without reimbursement by us. The Offering commenced in August 2018 and is currently suspended as of December 2020 while we pursue the proposed mergers described in Note 14.

On November 8, 2019, we launched the Private Offering, a private placement offering exempt from registration under the Securities Act for which we initially offered a maximum of $50,000,000 in shares of Series 2019 Preferred Stock to accredited investors at a purchase price of $10.00 per share. Offering-related expenses in the Private Offering are paid by us from gross offering proceeds. On March 23, 2021, our board of directors approved an increase in the size of the offering to $100,000,000.

We are externally managed and have no employees. From August 13, 2018 to March 1, 2019, Cottonwood Communities Management, LLC, an affiliate of Cottonwood Residential O.P., LP ("CROP"), acted as our advisor and our property manager. Effective March 1, 2019, CC Advisors III, LLC (our “advisor”), also an affiliate of CROP, became our advisor. Cottonwood Communities Management, LLC (our "property manager") continues to act as property manager for our multifamily apartment communities.

As of December 31, 2020, we have raised approximately $121,997,000 of common stock and approximately $32,933,000 of Series 2019 Preferred Stock. We own two multifamily apartment communities, one in West Palm Beach, Florida and the second in Norwood, Massachusetts; have issued a B Note secured by a deed of trust on a multifamily development project in Allen, Texas; and have made preferred equity investments in three multifamily development projects in Ybor City, Florida, in Queens, New York, and in West Sacramento, California.

Subsequent to December 31, 2020, and as described in Note 14, we have entered into merger agreements to acquire each of Cottonwood Residential II, Inc. (“CRII”), Cottonwood Multifamily REIT I, Inc. ("CMRI"), and Cottonwood Multifamily REIT II, Inc. ("CMRII").

COVID-19 Pandemic

One of the most significant risks and uncertainties facing the real estate industry generally continues to be the effect of the ongoing public health crisis of the novel coronavirus disease (COVID-19) pandemic. During the year ended December 31, 2020, we did not experience significant disruptions in our operations from the COVID-19 pandemic; however we continue to closely monitor the impact of the COVID-19 pandemic on all aspects of our business, including how the pandemic will impact our tenants and multifamily communities.